Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Entity Registrant Name	JAWS Spitfire Acquisition Corp
Document Type	S-4/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001825079
Amendment Flag	false